Acquisition of Navios Containers (Tables)	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisition of Navios Containers - Schedule of recognized identified assets acquired and liabilities

Purchase price:
Fair value of previously held interest (35.7%)	$106,997
Equity issuance (8,133,452 Navios Partners units * $23.56)	191,624
Total purchase price	298,621
Fair value of assets and liabilities acquired:
Vessels	770,981
Current assets (including cash of $10,282)	29,033
Unfavourable lease terms	(224,490)
Long term debt assumed (including current portion)	(227,434)
Current liabilities	(5,416)
Fair value of net assets acquired	342,674
Bargain purchase gain	$44,053

Acquisition of Navios Containers - Lease Future Amortization Income
	Within One Year	Year Two	Year Three	Year Four	Year Five	Year Six	Total
Time charters with unfavorable lease terms	$126,710	52,501	20,431	12,462	11,445	941	$224,490

Acquisition of Navios Containers - Acquired finite lived intangible
Amount
Description
Unfavorable lease terms	$(224,490)